Earnings per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Net income (loss) allocated to common stockholders
Net income	$ 544.2	$ 459.7	$ 479.5
Net income allocated to participating securities	4.7	4.2	4.7
Net income allocated to common stockholders	$ 539.5	$ 455.5	$ 474.8
Weighted-average common shares, basic and diluted
Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Dilutive effect of stock options	23,256	49,616	110,335
Weighted-average common shares outstanding - assuming dilution	107,904,775	112,262,293	117,119,697
Computation of net income per common share
Net income per common share	$ 5.00	$ 4.06	$ 4.06
Net income per common share - assuming dilution	$ 5.00	$ 4.06	$ 4.05